Advance to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Advance to Suppliers, Net (Details) - Schedule of advances to suppliers [Line Items]
Advances to suppliers	$ 5,565,247	$ 2,708,935
Less: allowance for doubtful accounts	(353,705)
Total	5,211,542	2,708,935
Advances for products purchasing from third parties [Member]
Advance to Suppliers, Net (Details) - Schedule of advances to suppliers [Line Items]
Advances to suppliers	5,565,247	2,125,548
Advances for products purchasing from Longrich Group [Member]
Advance to Suppliers, Net (Details) - Schedule of advances to suppliers [Line Items]
Advances to suppliers		$ 583,387